PREPAYMENTS AND OTHER CURRENT ASSETS - Bennet Holding Co., LTD (Details) - Bennet ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)
Deposit for a potential business acquisition			$ 3,000	¥ 20,624
Loan provided to third party	$ 428	¥ 2,986	$ 3,000
Term of loan	1 year	1 year
Interest rate	10.00%	10.00%
Percent of pledged equity shares	7.44%	7.44%